TRADE AND OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER RECEIVABLES

	June 30, 2026	December 31, 2025
	USD	USD

Trade receivables – contracts with customers	2,106,330	3,015,429
Less: Allowance for credit losses	(1,368,502)	(893,848)
Trade receivables, net	737,828	2,121,581

Other receivables	2,196,115	2,296,947
Less: Allowance for credit losses	(162,498)	(162,498)
Other receivables, net	2,033,617	2,134,449
Total	2,771,445	4,256,030

Movement in the above allowance for credit losses of trade receivables:
Beginning balance as at December 31, 2025	893,848
Charged (Credited) for the period	474,654
Ending balance as at June 30, 2026	1,368,502

Movement in the above allowance for credit losses of other receivables:
Beginning balance as at December 31, 2025	162,498
Charged (Credited) for the period	-
Ending balance as at June 30, 2026	162,498

SCHEDULE OF CREDIT PERIOD FOR CUSTOMERS

The normal credit period for customers is ranging from 30 to 90 days. No interest is charged on the outstanding balances.

	June 30, 2026	December 31, 2025
	USD	USD

Not past due	13,382	2,366
Past due	2,092,948	3,013,063

Less: Allowance for credit losses	(1,368,502)	(893,848)
Net trade receivables	737,828	2,121,581

SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES

The following is an aged analysis of trade receivables, net of allowance for credit losses, presented based on past due date:

	June 30, 2026	December 31, 2025
	USD	USD

< 30 days	123,584	1,301,733
31 days to 60 days	103,504	114,081
61 days to 90 days	-	75,978
91 days to 180 days	72,827	310,093
181 days to 365 days	424,531	317,330
More than 1 year	-	-
Total	724,446	2,119,215